Shareholders' (deficit) / equity and mezzanine equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock shares outstanding		0	0
Treasury stock common shares		5,008,307	68,267
Share repruchase program outstanding		0	0
Dividend paid [Member]
Dividends		$ 2,000
L Catterton Investment Agreement [Member] | Penny warrants [Member]
Class of warrants or right number of securities issued in period		11,000,000
Warrants Exercise price		$ 0.01
Class of warrant or right expiration period		10 years
Common Stock [Member]
Common stock voting rights		1 vote per share
Common Stock [Member] | Share repurchase program [Member]
Share repurchase program, authorized amount				$ 100,000	$ 75,000
Accumulated Other Comprehensive Income / (Loss) [Member]
Accumulated other comprehensive income loss foreign currency translation adjustments net of tax		$ 5,485	$ 13,190	$ 2,441
Series A Preferred Stock [Member]
Preferred stock shares authorized		150,000
Dividends	$ 7,972
Series B Preferred Stock [Member]
Preferred stock shares authorized		50,000
Series B Preferred Stock [Member] | Dividend paid [Member]
Dividends		$ 2,000	$ 553